SCHEDULE OF PROPERTY PLANT AND EQUIPMENT LOCATED OPERATING SEGMENT (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 3,350	$ 7,216
UK [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,859	3,433
United State [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 1,491	$ 3,783